Total Equity	12 Months Ended
Dec. 31, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Total Equity	Total Equity
Equity attributable to shareholders of Fairfax

Authorized capital
The authorized share capital of the company consists of an unlimited number of preferred shares issuable in series, an unlimited number of multiple voting shares (cumulatively carrying 41.8% voting power) and an unlimited number of subordinate voting shares carrying one vote per share.
Issued capital
Issued capital at December 31, 2020 was comprised of 1,548,000 multiple voting shares and 27,124,093 subordinate voting shares without par value prior to deducting 1,696,357 subordinate voting shares reserved in treasury for share-based payment awards (December 31, 2019 - 1,548,000, 27,467,964 and 1,385,665 respectively). The multiple voting shares are not traded.
Common stock
The number of shares outstanding was as follows:

	2020	2019
Subordinate voting shares – January 1	26,082,299	26,489,177
Purchases for cancellation	(343,871)	(249,361)
Treasury shares acquired	(457,603)	(229,189)
Treasury shares reissued	146,911	71,672
Subordinate voting shares – December 31	25,427,736	26,082,299
Multiple voting shares – beginning and end of year	1,548,000	1,548,000
Interest in multiple and subordinate voting shares held through ownership interest in shareholder – beginning and end of year	(799,230)	(799,230)
Common stock effectively outstanding – December 31	26,176,506	26,831,069
During 2020 the company purchased for cancellation 343,871 subordinate voting shares (2019 - 249,361) under the terms of its normal course issuer bids at a cost of $100.9 (2019 - $118.0), of which $15.7 (2019 - $56.2) was charged to retained earnings. Subsequent to December 31, 2020 and up to March 4, 2021 the company purchased for cancellation 137,923 subordinate voting shares under the terms of its normal course issuer bid at a cost of $57.2.

During 2020 the company purchased for treasury 457,603 subordinate voting shares at a cost of $137.9 (2019 - 229,189 subordinate voting shares at a cost of $104.4) on the open market for use in its share-based payment awards. Subsequent to December 31, 2020 and up to March 4, 2021 the company purchased for treasury 42,197 subordinate voting shares at a cost of $17.4 on the open market for use in its share-based payment awards.

Dividends paid by the company on its outstanding multiple voting and subordinate voting shares were as follows:

Date of declaration	Date of record	Date of payment	Dividend per share	Total cash payment
January 5, 2021	January 21, 2021	January 28, 2021	$10.00	$272.1
January 3, 2020	January 17, 2020	January 28, 2020	$10.00	$275.7
January 3, 2019	January 18, 2019	January 28, 2019	$10.00	$278.0
Preferred stock

The terms of the company's cumulative five-year rate reset preferred shares at December 31, 2020 were as follows:

	Next possible redemption and conversion date(1)(2)	Number of shares outstanding(3)	Carrying value(3)	Stated capital(3)		Liquidation preference per share		Fixed dividend rate per annum	Floating dividend rate per annum(4)

Series C	December 31, 2024	7,515,642	$170.8	Cdn $	187.9	Cdn $	25.00	4.71%	—
Series D	December 31, 2024	2,484,358	$56.4	Cdn $	62.1	Cdn $	25.00	—	3.26%

Series E	March 31, 2025	5,440,132	$124.5	Cdn $	136.0	Cdn $	25.00	3.18%	—
Series F	March 31, 2025	2,099,046	$48.1	Cdn $	52.5	Cdn $	25.00	—	2.27%

Series G	September 30, 2025	7,719,843	$182.1	Cdn $	193.0	Cdn $	25.00	2.96%	—
Series H	September 30, 2025	2,280,157	$53.8	Cdn $	57.0	Cdn $	25.00	—	2.67%

Series I	December 31, 2025	10,420,101	$250.5	Cdn $	260.5	Cdn $	25.00	3.33%	—
Series J	December 31, 2025	1,579,899	$38.0	Cdn $	39.5	Cdn $	25.00	—	2.96%

Series K	March 31, 2022	9,500,000	$231.7	Cdn $	237.5	Cdn $	25.00	4.67%	—

Series M	March 31, 2025	9,200,000	$179.6	Cdn $	230.0	Cdn $	25.00	5.00%	—

			$1,335.5	Cdn $	1,456.0
(1)    Fixed and floating rate cumulative preferred shares are redeemable by the company at each stated redemption date and on each subsequent five-year anniversary date at Cdn$25.00 per share.
(2)    Holders of Series C, Series E, Series G, Series I, Series K and Series M fixed rate cumulative preferred shares will have the option to convert their shares into Series D, Series F, Series H, Series J, Series L and Series N floating rate cumulative preferred shares respectively, at the specified conversion dates, and on each subsequent five-year anniversary date. Holders of Series D, Series F, Series H and Series J floating rate cumulative preferred shares will have the option to convert their shares into Series C, Series E, Series G and Series I fixed rate cumulative preferred shares respectively, at the specified conversion dates, and on each subsequent five-year anniversary date.
(3)    For each series of preferred shares, the number of shares outstanding, carrying value and stated capital have remained consistent at January 1, 2019 and December 31, 2019 and December 31, 2020 except for the conversions described below.
(4)    The Series D, Series F, Series H, and Series J preferred shares, and the Series L and Series N preferred shares (of which none are currently issued), have a floating dividend rate equal to the three-month Government of Canada treasury bill yield plus 3.15%, 2.16%, 2.56%, 2.85%, 3.51% and 3.98% respectively, with rate resets at the end of each calendar quarter.

On December 31, 2020 there was a net conversion of 45,452 Series I floating rate cumulative preferred shares with an aggregate carrying value of $1.1 and stated capital of Cdn$1.1 into an equal number of Series J fixed rate cumulative preferred shares.
On September 30, 2020 there was a net conversion of 286,891 Series H floating rate cumulative preferred shares with an aggregate carrying value of $6.8 and stated capital of Cdn$7.2 into an equal number of Series G fixed rate cumulative preferred shares.
On March 31, 2020 there was a net conversion of 1,472,998 Series F floating rate cumulative preferred shares with an aggregate carrying value of $33.7 and stated capital of Cdn$36.8 into an equal number of Series E fixed rate cumulative preferred shares.
On December 31, 2019 there was a net conversion of 1,499,258 Series D floating rate cumulative preferred shares with an aggregate carrying value of $34.1 and stated capital of Cdn$37.5 into an equal number of Series C fixed rate cumulative preferred shares.
During 2020 the company paid preferred share dividends of $44.0 (2019 - $45.8).

Accumulated other comprehensive income (loss)
Accumulated other comprehensive income (loss) attributable to shareholders of Fairfax was comprised as follows:

	December 31, 2020			December 31, 2019
	Pre-tax amount	(Provision for) recovery of income tax	After-tax amount	Pre-tax amount	(Provision for) recovery of income tax	After-tax amount
Items that may be subsequently reclassified to net earnings
Foreign currency translation losses	(550.8)	12.2	(538.6)	(423.4)	1.4	(422.0)
Share of accumulated other comprehensive income (loss) of associates, excluding net losses on defined benefit plans	43.7	(12.3)	31.4	(79.3)	(2.4)	(81.7)
	(507.1)	(0.1)	(507.2)	(502.7)	(1.0)	(503.7)
Items that will not be subsequently reclassified to net earnings
Net losses on defined benefit plans	(214.9)	54.7	(160.2)	(147.7)	36.2	(111.5)
Share of net losses on defined benefit plans of associates	(159.1)	18.2	(140.9)	(120.9)	15.1	(105.8)
Other	(0.8)	10.1	9.3	(0.8)	10.1	9.3
	(374.8)	83.0	(291.8)	(269.4)	61.4	(208.0)
Accumulated other comprehensive income (loss) attributable to shareholders of Fairfax	(881.9)	82.9	(799.0)	(772.1)	60.4	(711.7)
Non-controlling interests

Details of non-controlling interests as at and for the years ended December 31 were as follows:

		December 31, 2020		December 31, 2019		Net earnings (loss) attributable to non-controlling interests
	Domicile	Voting percentage(8)	Carrying value	Voting percentage(8)	Carrying value	2020	2019
Insurance and reinsurance companies
Allied World(1)	Bermuda	29.1%	1,329.0	29.9%	1,256.3	106.6	88.1
Brit(2)	U.K.	—	121.7	10.7%	197.4	(10.9)	15.8
All other(3)	—	—	381.1	—	90.9	10.9	4.3
			1,831.8		1,544.6	106.6	108.2
Non-insurance companies
Fairfax India(4)	Canada	6.6%	1,130.9	6.2%	1,117.2	(29.4)	59.0
Recipe(5)	Canada	38.9%	447.7	38.4%	437.5	(48.4)	28.5
Dexterra Group(6)	Canada	51.0%	121.4	—	—	11.4	—
Thomas Cook India	India	33.1%	69.4	33.1%	93.8	(23.5)	(186.2)
Fairfax Africa(7)	Canada	—	—	1.5%	195.6	(161.1)	(41.4)
All other	—	—	69.5	—	140.4	(36.6)	(1.0)
			1,838.9		1,984.5	(287.6)	(141.1)
			3,670.7		3,529.1	(181.0)	(32.9)
(1)    On April 30, 2020 Allied World paid a dividend of $126.4 (April 29, 2019 - $126.4) to its minority shareholders (OMERS, AIMCo and others). On June 30, 2020 Allied World received a capital contribution from the company of $100.0 primarily to support its underwriting plans, which increased the company’s ownership interest in Allied World to 70.9% from 70.1% at December 31, 2019. During 2019 Allied World redomesticated from Switzerland to Bermuda.
(2)    On April 9, 2020 Brit paid a dividend of $20.6 (April 29, 2019 - $20.6) to its minority shareholder (OMERS). The decrease in carrying value of Brit's non-controlling interests during 2020 primarily reflected the company's acquisition of the remaining shares of Brit that it did not already own on August 28, 2020 from Brit's minority shareholder (OMERS) for cash consideration of $220.0, inclusive of an accrued dividend paid of $13.6 on the shares purchased, partially offset by a third party's investment of $124.4 in Brit's newly formed subsidiary Ki Insurance, a fully digital and algorithmically-driven Lloyd’s of London syndicate that commenced operations in the fourth quarter of 2020. Subsequent to December 31, 2020 the company entered into an agreement to sell an approximate 14% equity interest in Brit to OMERS as described in note 23.
(3)    Principally related to Fairfax consolidated internal investment funds held by the company's associates RiverStone Barbados and Eurolife. The increase in carrying value during 2020 primarily reflected the deconsolidation of European Run-off and its holdings in those funds as described in note 23.
(4)    The carrying value of Fairfax India's non-controlling interests increased modestly during 2020, primarily reflecting the deconsolidation of European Run-off and its investment in Fairfax India ($91.8) as described in note 23, partially offset by the non-controlling interests' share of Fairfax India's net loss ($29.4), the impact of share repurchases ($29.1) and the weakening of the Indian rupee relative to the U.S. dollar ($23.5). Net earnings attributable to non-controlling interests of Fairfax India in 2019 primarily reflected the non-controlling interests' 66.2% share of Fairfax India's share of a spin-off distribution gain at IIFL Holdings on May 31, 2019.
(5)    The carrying value of Recipe's non-controlling interests increased modestly during 2020, primarily reflecting the deconsolidation of European Run-off and its investment in Recipe ($54.1) as described in note 23 and the strengthening of the Canadian dollar relative to the U.S. dollar ($10.9), partially offset by the non-controlling interests' share of Recipe's net loss ($48.4).
(6)    The company acquired Horizon North (subsequently renamed "Dexterra Group") on May 29, 2020 as described in note 23.
(7)    Fairfax Africa was deconsolidated on December 8, 2020 as described in note 23. The non-controlling interests' share of Fairfax Africa's net loss ($161.1) during 2020 included the net loss on deconsolidation of Fairfax Africa ($33.2).
(8)    Non-controlling interests voting percentages are consistent with economic ownership in each subsidiary at December 31, 2020 except for Fairfax India and Recipe whose non-controlling interest economic ownership were 72.0% and 59.8% (December 31, 2019 - 66.2% and 52.1%). At December 31, 2019 Fairfax Africa's non-controlling interest economic ownership was 38.0%.
Other net changes in capitalization

The impact on retained earnings and non-controlling interests of certain capital transactions and changes in ownership interests of the company's consolidated subsidiaries for the years ended December 31, 2020 and 2019 are included in other net changes in capitalization in the consolidated statement of changes in equity as shown in the table below. See note 23 and under the heading "Non-controlling interests" earlier in this note for details of those transactions.

	2020		2019
	Retained earnings	Non-controlling interests	Retained earnings	Non-controlling interests
Third party's investment in Brit's newly formed subsidiary Ki Insurance	—	124.4	—	—
Dividends paid to co-investors in Allied World and Brit	(107.2)	107.2	(104.1)	104.1
Eurolife's investment in a Fairfax consolidated internal investment fund (note 6)	—	93.7	—	22.1
Boat Rocker issuance of preferred shares	—	—	—	20.0
Fairfax India and Fairfax Africa share repurchases	1.4	(32.1)	1.7	(31.8)
Acquisition of Brit's non-controlling interest	(17.8)	(189.6)	—	—
Thomas Cook India's spin-off of its investment in Quess	—	—	—	(147.2)
Purchase of multiple voting shares from Recipe's non-controlling interests and Recipe's share repurchases	0.1	(0.3)	(15.5)	(105.5)
Other	7.0	7.0	8.8	6.6
As presented in other net changes in capitalization in the consolidated statement of changes in equity	(116.5)	110.3	(109.1)	(131.7)